EQ ADVISORS TRUSTSM

SUPPLEMENT DATED SEPTEMBER 13, 2013 TO THE PROSPECTUS DATED MAY 1, 2013, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus dated May 1, 2013, as supplemented of EQ Advisors Trust (“Trust”). You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information and retain it for future reference. You may obtain an additional copy of the Prospectus and Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information regarding a change to the portfolio managers for the EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio.

Information Regarding

EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio

The information in the section of the Prospectus entitled: “Who Manages the Portfolio – Adviser: AllianceBernstein, L.P. (“AllianceBernstein” or the “Adviser”)” is deleted in its entirety and replaced with the information below:

Name	Title	Date Began Managing the Portfolio
Daniel J. Loewy	Chief Investment Officer – Multi-Asset Solutions and Dynamic Asset Allocation; and Portfolio Manager	February 2011
Vadim Zlotnikov	Chief Market Strategist; Co-Head – Multi-Asset Solutions; CIO – Systematic and Index Strategies and Portfolio Manager	September 2013

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The fourth, fifth and sixth paragraphs in the section of the Prospectus entitled: “Management of the Trust – the Advisers – AllianceBernstein L.P. is deleted in its entirety and replaced with the following information:

AllianceBernstein’s Dynamic Allocation Portfolio Team (“ADAPT”) is responsible for the volatility management toolset used to manage the EQ/AllianceBernstein Dynamic Wealth Strategies portfolio and for portfolio construction. ADAPT relies heavily on the fundamental analysis and research of AllianceBernstein’s large internal research staff. In implementing the Portfolio’s index-based strategy, ADAPT is supported by AllianceBernstein’s Passive Equity Investment team. The Team is led by Daniel J. Loewy and Vadim Zlotnikov.

Daniel J. Loewy, is Chief Investment Officer – Multi-Asset Solutions investment unit and a partner at AllianceBernstein. He is also Chief Investment Officer – Dynamic Asset Allocation and oversees all aspects of AllianceBernstein’s Dynamic Asset Allocation portfolios, including research, portfolio construction and new product design. Mr. Loewy, CIO and Director of Research-Dynamic Asset Allocation Strategies, joined AllianceBernstein in 1996 and has had portfolio management responsibilities for more than five years.

Vadim Zlotnikov, is Chief Market Strategist of AllianceBernstein’s Multi-Asset Solutions investment unit and a partner at AllianceBernstein. He has been AllianceBernstein’s Chief Market Strategist since 2010 and is responsible for providing macro and quantitative research that helps identify thematic investment opportunities. He also serves as portfolio manager for several systematic and passive strategies that target absolute and relative return objectives. He was Chief Investment Officer of Growth Equities at AllianceBernstein from 2008 to 2010, and Chief Investment Strategist from 2002 to 2008.

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EQ ADVISORS TRUSTSM

SUPPLEMENT DATED SEPTEMBER 13, 2013 TO THE

STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2013, AS SUPPLEMENTED

This Supplement updates certain information contained in the Statement of Additional Information (“SAI”) of EQ Advisors Trust (“Trust”) dated May 1, 2013, as supplemented. You should read this Supplement in conjunction with the SAI and retain it for future reference. You may obtain an additional copy of the SAI, or a copy of the Summary Prospectus and Prospectus free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104 or you can view, print, and download a copy of these documents by visiting the Trust’s website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information regarding changes to the Portfolio Managers of the EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio.

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Information regarding Seth Masters contained in the tables in section of the SAI “Appendix C – Portfolio Manager Information – AllianceBernsein L.P.” hereby is deleted in its entirety and replaced with the following information relating to Vadim Zlotnikov.

EQ/JPMorgan Value Opportunities Portfolio (“Fund”)
Portfolio Manager

Presented below for each portfolio manager is the number of other accounts of the Adviser managed by the portfolio manager and the total assets in the accounts managed within each category, as of July 31, 2013

							Presented below for each of the categories is the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
J.P. Morgan Investment Management Inc. (“Adviser”)
Vadim Zlotnikov	76	$33.8 Billion	231	$20.1 Million	97	$36.0 Billion	0	N/A	0	N/A	0	N/A

Ownership of Securities of the Fund as of July 31, 2013

Portfolio Manager	None	$1-$10,000	$10,001-$50,000	$50,001-$100,000	$100,001-$500,000	$500,000-$1,000,000	over $1,000,000
Vadim Zlotnikov	X

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